JPMorgan Federal Money Market Fund Annual Fund Operating Expenses - Capital Shares [Member] - JPMorgan Federal Money Market Fund - Capital	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.04%	[1]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.17%

[1]	"Remainder of Other Expenses" is based on estimated amounts for the current fiscal year.